Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022
Income Statement [Abstract]
NET REVENUES	$ 0	$ 0	$ 0	$ 0
OPERATING EXPENSES
Accrued Salaries and Consulting fees	60,000	30,000	180,000	90,000
Professional fees	8,096	27,763	59,209	68,648
Other selling, general and administrative	1,369	14,459	13,370	23,525
Total Operating Expenses	69,465	72,222	252,579	182,173
LOSS FROM OPERATIONS	(69,465)	(72,222)	(252,579)	(182,173)
OTHER INCOME (EXPENSES)
Gain on settlement of debt	0	260,032	0	260,032
Income (expense) from derivative liability	(501,275)	(388,102)	1,349,841	1,168,456
Interest expense (including amortization of debt discounts of $17,120, $67,186, $44,614, and $259,354, respectively)	(102,520)	(123,412)	(248,263)	(531,936)
Loss on conversion of notes payable and accrued interest	0	(281,425)	0	(2,810,824)
Total Other Income (Expenses)	(603,795)	(532,907)	1,101,578	(1,914,272)
INCOME (LOSS) BEFORE INCOME TAXES	(673,260)	(605,129)	848,999	(2,096,445)
INCOME TAX EXPENSE	0	0	0	0
NET INCOME (LOSS)	$ (673,260)	$ (605,129)	$ 848,999	$ (2,096,445)